Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

8. Property, Plant and Equipment

Property, plant and equipment, at cost, and the related accumulated depreciation were as follows (in millions):

	September 30, 2013	December 31, 2012
Land and improvements	$34	$33
Buildings, structures and related improvements	40	37
Plant, machinery and equipment	401	362
Furniture and vehicles	3	3
Construction-in-process	36	31
Software applications	8	7

	522	473
Less accumulated depreciation	(71)	(39)

Total Property, Plant and Equipment, Net	$451	$434

Total depreciation expense (excluding capital lease depreciation) for the three months ended September 30, 2013 and 2012 (Successor periods) was $12 million and $12 million, respectively. Total depreciation expense (excluding capital lease depreciation) for the nine months ended September 30, 2013 and 2012 (Successor periods) was $34 million and $23 million, respectively. Total depreciation expense (excluding capital lease depreciation) for the period from January 1 through February 14, 2012 (Predecessor period) was $3 million. Depreciation expense is included in cost of sales, selling, general and administrative expense, and research and development expense on the Condensed Consolidated Statements of Operations.

6. Property, Plant and Equipment

Property, plant and equipment, at cost, and the related accumulated depreciation were as follows:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Land and improvements	$33	$12
Buildings, structures and related improvements	37	19
Plant, machinery and equipment	362	363
Furniture and vehicles	3	5
Construction-in-process	31	37
Software applications	7	6

Less accumulated depreciation	39	193

Total Property, Plant and Equipment, Net	$434	$249

In 2011, the Company decided to close the production facility of Taminco Comércio e Industría de Aminas Ltda. located in Camaçari, Bahia, Brazil. The closure of the plant did not meet the criteria as a discontinued operation due to continuance of the business through other production facilities in the United States. The assets, relating predominantly to land and buildings, plant and machinery, were presented separately on the face of the balance sheet as assets held for sale amounting to $2.1 million as of December 31, 2011.

Total depreciation expense (excluding capital lease depreciation) for the year ended December 31, 2012 was $38.4 million. Total depreciation expense for the Predecessor period from January 1 through February 14, 2012 was $3.4 million and for the years ended December 31, 2011 and 2010 were $43.9 million and $47.3 million, respectively.

The total capitalized interest expense for the year ended December 31, 2012 was $0.2 million. The total capitalized interest expense for the Predecessor period from January 1 through February 14, 2012 was $0 and for the years ended December 31, 2011 and 2010 were $0.4 million and $0.5 million, respectively.

Capital Leases

	Successor			Predecessor
	December 31, 2012			December 31, 2011
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Plant, machinery and equipment	$9	$1	$8	$11	$3	$8

Total capital lease assets	$9	$1	$8	$11	$3	$8

We lease our co-generating equipment under long-term capital leases. The amortization expense of assets recorded under capital leases are included with the depreciation expense and for the year ended December 31, 2012 was $1.1 million and for the Predecessor period ended February 14, 2012 was $0.2 million. In the Predecessor years ended December 31, 2011 and 2010 amortization expense was $1.2 million and $1.1 million, respectively.

The aggregate future estimated payments under these commitments are:

2013	$1
2014	$1
2015	$1
2016	$2
2017	$2
Thereafter	$2

Total capital lease payments	$9

The future interest payments are $0.5 million for 2013, $0.4 million for 2014, $0.4 million for 2015, $0.3 million for 2016, $0.2 million for 2017 and $0.5 million thereafter.

Operating Leases

We lease office facilities, railcars, vehicles and other equipment under long-term non-cancelable operating leases. The aggregate future estimated payments under these commitments are:

2013	$10
2014	$9
2015	$8
2016	$7
2017	$6
Thereafter	$8

Total operating lease payments	$48

Rental expense for the year ended December 31, 2012 was $14.3 million. Rental expense for the Predecessor period from January 1, 2012 through February 14, 2012 was $2.3 million. Rental expense for the years ended December 31, 2011 and 2010 was $13.9 million and $12.6 million, respectively.

Asset Retirement Obligations

The Company has a contractual obligation to remove certain assets constructed on leased land. The fair value of the future retirement obligation is recorded as a liability on a discounted basis when they are incurred and an equivalent amount is capitalized to property and equipment. The initial recorded obligation is discounted using the Company’s credit adjusted risk free-rate and is reviewed periodically for changes in the estimated future costs underlying the obligation. The Company amortizes the initial amount capitalized to property and equipment as depreciation expense, and recognizes accretion expense in connection with the discounted liability over the estimated remaining useful life of the leased assets in the line cost of sales in the consolidated Statement of Operations.

In August 2007, an asset retirement obligation of $1.7 million was established representing the discounted cost of the Company’s estimate of the obligations to remove any equipment at the end of the lease term at one of its production facilities. The estimate was developed with the assistance of a third party contractor familiar with the site.

At December 31, 2012 and 2011, the asset retirement obligations amounted to $1 million and $2.6 million, respectively. During the years ended December 31, 2012 and 2011, there was an accretion of discount amount of $0.1 million and $0.2 million, respectively.